Financial Instruments - Risk Management - Summary of Cross Referencing of Internal Ratings to External Ratings (Detail)	12 Months Ended
	Oct. 31, 2025	[1]
Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	95
Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	90
Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	87
Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Internal grade rating	85
Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Internal grade rating	83
Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	80
Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Internal grade rating	77
Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	75
Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	73
Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	70
Watch list [member]
Disclosure of internal credit grades [line items]
Internal grade rating	30
Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	65
Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Internal grade rating	60
Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	40
Default [member]
Disclosure of internal credit grades [line items]
Internal grade rating	21
Probability of default range percentage	100.00%	[2]
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	99
Probability of default range percentage	0.0565%	[2]
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.0693%	[2]
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.0833%	[2]
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.1243%	[2]
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.1976%	[2]
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.2743%	[2]
Top of range [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.3806%	[2]
Top of range [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.7061%	[2]
Top of range [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	1.429%	[2]
Top of range [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	2.4715%	[2]
Top of range [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	6.2065%	[2]
Top of range [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	100.00%	[2]
Top of range [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	15.9382%	[2]
Top of range [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	28.5499%	[2]
Top of range [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	48.3748%	[2]
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating	98
Probability of default range percentage	0.00%	[2]
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.0565%	[2]
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.0693%	[2]
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.0833%	[2]
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.1243%	[2]
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.1976%	[2]
Bottom of range [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.2743%	[2]
Bottom of range [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.3806%	[2]
Bottom of range [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	0.7061%	[2]
Bottom of range [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	1.429%	[2]
Bottom of range [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	2.4715%	[2]
Bottom of range [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	48.3748%	[2]
Bottom of range [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	6.2065%	[2]
Bottom of range [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	15.9382%	[2]
Bottom of range [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Probability of default range percentage	28.5499%	[2]
Equivalent external rating standard and poors default [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Description of rating	AAA to AA+
Equivalent external rating standard and poors default [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Description of rating	AA to A+
Equivalent external rating standard and poors default [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Description of rating	A to A-
Equivalent external rating standard and poors default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Description of rating	BBB+
Equivalent external rating standard and poors default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Description of rating	BBB
Equivalent external rating standard and poors default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Description of rating	BBB-
Equivalent external rating standard and poors default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Description of rating	BB+
Equivalent external rating standard and poors default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Description of rating	BB
Equivalent external rating standard and poors default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Description of rating	BB-
Equivalent external rating standard and poors default [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Description of rating	B+
Equivalent external rating standard and poors default [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Description of rating	B to B-
Equivalent external rating standard and poors default [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Description of rating	CCC+
Equivalent external rating standard and poors default [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Description of rating	CCC
Equivalent external rating standard and poors default [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Description of rating	CCC- to CC
Equivalent external rating standard and poors default [member] | Default [member]
Disclosure of internal credit grades [line items]
Description of rating	Default
Equivalent external rating Moody's default [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Description of rating	Aaa to Aa1
Equivalent external rating Moody's default [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Description of rating	Aa2 to A1
Equivalent external rating Moody's default [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Description of rating	A2 to A3
Equivalent external rating Moody's default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Description of rating	Baa1
Equivalent external rating Moody's default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Description of rating	Baa2
Equivalent external rating Moody's default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Description of rating	Baa3
Equivalent external rating Moody's default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Description of rating	Ba1
Equivalent external rating Moody's default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Description of rating	Ba2
Equivalent external rating Moody's default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Description of rating	Ba3
Equivalent external rating Moody's default [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Description of rating	B1
Equivalent external rating Moody's default [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Description of rating	B2 to B3
Equivalent external rating Moody's default [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Description of rating	Caa1
Equivalent external rating Moody's default [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Description of rating	Caa2
Equivalent external rating Moody's default [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Description of rating	Caa3 to Ca
Equivalent external rating Dominion Bond Rating Service default [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Description of rating	AAA to AA (high)
Equivalent external rating Dominion Bond Rating Service default [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Description of rating	AA to A (high)
Equivalent external rating Dominion Bond Rating Service default [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Description of rating	A to A (low)
Equivalent external rating Dominion Bond Rating Service default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Description of rating	BBB (high)
Equivalent external rating Dominion Bond Rating Service default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Description of rating	BBB
Equivalent external rating Dominion Bond Rating Service default [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Description of rating	BBB (low)
Equivalent external rating Dominion Bond Rating Service default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Description of rating	BB (high)
Equivalent external rating Dominion Bond Rating Service default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Description of rating	BB
Equivalent external rating Dominion Bond Rating Service default [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Description of rating	BB (low)
Equivalent external rating Dominion Bond Rating Service default [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Description of rating	B (high)
Equivalent external rating Dominion Bond Rating Service default [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Description of rating	B to B (low)

[1]	Applies to non-retail portfolio.
[2]	PD Ranges as at October 31, 2025. The Range does not include the upper boundary for the row.